DISCONTINUED OPERATIONS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Net Revenue		$ 1,236,202	$ 11,480,637	$ 7,936,273
Cost of Goods Sold		1,224,184	11,525,223	7,867,557
Gross profit		12,018	(44,586)	68,716
General and administrative		255,555	953,491	1,513,807
Depreciation and amortization and impairment costs		11,960	45,360	65,455
Total Expense		267,515	998,851	1,579,262
Loss from Operations		(255,497)	(1,043,437)	(1,510,546)
Other income		7,031	6,648	5,934
Foreign currency loss		(5,221)	383,542	107,440
Loss before taxation		(253,687)	(653,247)	(1,397,172)
Taxation
Loss from discontinued operations, net of taxation		$ (253,687)	$ (653,247)	$ (1,397,172)